Prepaid Expenses and Other Current Assets (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses and other current assets [Abstract]
Vendor prepayments	$ 37,538	$ 27,380
VAT recoverable and other current assets	38,551	61,207
Prepaid insurance	187,446
Prepaid expenses	28,419	14,413
Total prepaid expenses and other current assets	$ 291,954	$ 103,000